Income Taxes - Contingencies (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Uncertain tax positions
Disclosure of contingent liabilities [line items]
Provision for uncertain tax positions	CAD 4	CAD 7